PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment, Cost	$ 45,458	$ 43,901
Accumulated depreciation	41,623	40,034
Depreciated cost	3,835	3,867
Computers and Peripheral Equipment [Member]
Property, plant and equipment, Cost	29,806	28,799
Accumulated depreciation	28,295	27,104
Office Furniture And Equipment [Member]
Property, plant and equipment, Cost	12,099	11,707
Accumulated depreciation	10,723	10,501
Leasehold Improvements [Member]
Property, plant and equipment, Cost	3,553	3,395
Accumulated depreciation	$ 2,605	$ 2,429